LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain office spaces and motor vehicles. The leases have original lease periods expiring between 2021 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.
The operating lease cost for the year ended December 31, 2021 was $23,461.
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2021
Cash payments related to operating lease	$25,612
New right-of-use assets obtained in exchange for operating lease obligations	$561
Maturities of lease liabilities were as follows:

Operating Leases
2022	$22,766
2023	14,695
2024	11,546
2025	9,910
2026	9,533
Thereafter	63,016
Total lease payments	131,466

Less imputed interest	(30,767)

Total	$100,699
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2021
Current maturities of operating leases	19,514
Long-term operating leases	81,185
Total operating lease liabilities	$100,699

Weighted-average remaining operating lease term	10.94
Weighted-average discount rate of operating leases	5.45%